FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Jan. 04, 2018	Jan. 02, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 1,081,642				$ 1,142,004		$ 949,327	$ 753,497
Other financial assets, current		383,984			$ 275,549	559,919
Trade and others accounts receivable, current		1,162,582			1,202,945	1,214,050
Accounts receivable from related entities, current		2,931				2,582
Other non-financial assets		320,977				221,188
Accounts receivable, non current		5,381				6,891
Total assets		17,566,777		$ 5,129		18,797,972
Liabilities
Trade and other accounts payables, current		1,674,303			1,673,010	1,695,202
Other financial liabilities, non-current		2,454,746			$ 2,901,603	2,823,963
Total liabilities		13,820,001		$ 377		14,530,736
Measured At Amortized Cost [Member]
Liabilities
Other liabilities, current		1,404,868
Trade and other accounts payables, current		1,674,303
Accounts payable to related entities, current		382
Other financial liabilities, non-current		5,864,570
Accounts payable, non-current		483,656
Total liabilities		9,427,779
Hedge Derivatives [Member]
Liabilities
Other liabilities, current		25,921
Trade and other accounts payables, current
Accounts payable to related entities, current
Other financial liabilities, non-current		340
Accounts payable, non-current
Total liabilities		26,261
Financial liabilities [Member]
Liabilities
Other liabilities, current		1,430,789				1,300,949
Trade and other accounts payables, current		1,674,303				1,695,202
Accounts payable to related entities, current		382				760
Other financial liabilities, non-current		5,864,910				6,605,508
Accounts payable, non-current		483,656				498,832
Total liabilities		9,454,040				10,101,251
Other Financial Liabilities [Member]
Liabilities
Other liabilities, current						1,288,749
Trade and other accounts payables, current						1,695,202
Accounts payable to related entities, current						760
Other financial liabilities, non-current						6,602,891
Accounts payable, non-current						498,832
Total liabilities						10,086,434
Held Hedge Derivatives [Member]
Liabilities
Other liabilities, current						12,200
Trade and other accounts payables, current
Accounts payable to related entities, current
Other financial liabilities, non-current						2,617
Accounts payable, non-current
Total liabilities						14,817
Measured At Amortized Cost [Member]
Assets
Cash and cash equivalents		1,037,989
Other financial assets, current	[1]	16,203
Trade and others accounts receivable, current		1,162,582
Accounts receivable from related entities, current		2,931
Other non-financial assets	[1]	58,700
Accounts receivable, non current		5,381
Total assets		2,283,786
At Fair Value With Changes In Results [Member]
Assets
Total assets		388,079
Hedge Derivatives [Member]
Assets
Cash and cash equivalents
Other financial assets, current		23,355	[1]			62,348	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other non-financial assets			[1]			519	[2]
Accounts receivable, non current
Total assets		23,355				62,867
Financial Assets [Member]
Assets
Cash and cash equivalents		1,081,642				1,142,004
Other financial assets, current		383,984	[1]			559,919	[2]
Trade and others accounts receivable, current		1,162,582				1,214,050
Accounts receivable from related entities, current		2,931				2,582
Other non-financial assets		58,700	[1]			88,090	[2]
Accounts receivable, non current		5,381				6,891
Total assets		$ 2,695,220				3,013,536
Loans And Receivables [Member]
Assets
Cash and cash equivalents						1,112,346
Other financial assets, current	[2]					23,918
Trade and others accounts receivable, current						1,214,050
Accounts receivable from related entities, current						2,582
Other non-financial assets	[2]					87,077
Accounts receivable, non current						6,891
Total assets						2,446,864
Held For Trading [Member]
Assets
Cash and cash equivalents
Other financial assets, current	[2]					1,421
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other non-financial assets	[2]					494
Accounts receivable, non current
Total assets						1,915
Initial Designation As Fair Value Through Profit And Loss [Member]
Assets
Cash and cash equivalents						29,658
Other financial assets, current	[2]					472,232
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other non-financial assets	[2]
Accounts receivable, non current
Total assets						$ 501,890

[1]	The value presented in designated at the initial moment at fair value with changes in results, corresponds mainly to private investment funds, and in loans and accounts receivable, corresponds to guarantees delivered.
[2]	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and loans and receivables corresponds to guarantees given.